Average Annual Total Returns - FidelityLow-PricedStockK6Fund-PRO - FidelityLow-PricedStockK6Fund-PRO - Fidelity Low-Priced Stock K6 Fund	Sep. 28, 2024
Fidelity Low-Priced Stock K6 Fund | Return Before Taxes
Average Annual Return:
Past 1 year	14.85%
Past 5 years	13.18%
Since Inception	10.15%	[1]
RS002
Average Annual Return:
Past 1 year	16.93%
Past 5 years	9.97%
Since Inception	7.41%
RS003
Average Annual Return:
Past 1 year	25.96%
Past 5 years	15.16%
Since Inception	12.28%

[1]	A From May 26, 2017 .